K&L GATES LLP 1601 K STREET, N.W. WASHINGTON, DC 20006 T +1 202 778 9000 F +1 202 778 9100 klgates.com

December 29, 2017

VIA EDGAR
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:	First Investors Equity Funds File Nos. 033-46924; 811-06618 Post-Effective Amendment No. 105

Dear Sir or Madam:
Pursuant to Section 8(c) of the Securities Act of 1933, as amended (“1933 Act”), and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, transmitted herewith on behalf of the First Investors Equity Funds (the “Registrant”) is Post-Effective Amendment No. 105 to the Registrant’s Registration Statement on Form N-1A.  This transmission contains a conformed signature page, the manually signed original of which is maintained at the offices of the Registrant.
The primary purpose of this filing is to register the First Investors Premium Income Fund (the “Fund”) as a new series of the Registrant.  The Fund will offer initially Class A, Advisor Class and Institutional Class shares.

The Registrant has elected that this filing be automatically effective 75 days after filing pursuant to Rule 485(a)(2) under the 1933 Act.  If you have any questions or comments concerning the foregoing, please call me at (202) 778-9015.

Very truly yours,

/s/ Kathy K. Ingber

Kathy K. Ingber
Attachments

cc:                     Mary Carty
Mary Najem
    Foresters Investment Management Company, Inc.